Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1
Entity Registrant Name	SHARONAI HOLDINGS INC.
Entity Central Index Key	0002068385
Entity Tax Identification Number	41-2349750
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	745 5th Ave
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10151
City Area Code	(347)
Local Phone Number	212-5075
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	745 5th Ave
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10151
City Area Code	(347)
Local Phone Number	212-5075
Contact Personnel Name	Wolfgang Schubert